SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Details Textual) (Sales Revenue, Net [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	12.00%	11.00%
Concentration Risk Major Customer Number	1	1	0